Fair Value Measurements (Schedule Of Financial Assets And Liabilities Measured At Fair Value On Recurring Basis) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents	$ 411,081	$ 404,450
Restricted cash	237,325	222,464
Derivative assets	21,050	55,211
Derivative liabilities	(27,159)	(55,769)
Net assets (liabilities)	642,297
Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents	411,081
Restricted cash	237,325
Net assets (liabilities)	648,406
Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative assets	21,050
Derivative liabilities	(27,159)
Net assets (liabilities)	$ (6,109)